Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 16. Subsequent Events

The Company has evaluated its subsequent events disclosures through August 13, 2026, the date the financial statements are available to be issued.

Cash Dividends

In August 2026, the Company declared a quarterly cash dividend of $0.11 per share of Class A Common Stock totaling approximately $2.6 million for all shares of Class A Common Stock outstanding. The dividend is for the period from June 10, 2026 through June 30, 2026. The dividend is payable on August 28, 2026 to all Class A shareholders of record on August 24, 2026.

OpCo Distribution

In August 2026, OpCo declared distributions totaling $3.0 million to its unitholders, of which $2.6 million will be distributed to the Company.

San Jacinto Minerals II Acquisition

In August 2026, the Company signed a definitive purchase and sale agreement with San Jacinto Minerals II ("SJM II") to acquire natural gas mineral and royalty interests in the core of Appalachia and Haynesville minerals for approximately $105.0 million ("SJM II Acquisition"). The transaction is expected to close in September 2026, subject to the satisfaction of customary closing conditions.

In connection with the SJM II Acquisition, the Company entered into equity commitment letters (each an "Equity Commitment Letter") with certain investors, including Daniel Herz, the Company's Chairman, President and Chief Executive Officer (collectively, the "Investors"), pursuant to which the Investors have committed to purchase shares of the Company's newly designated Series E Preferred Stock, par value $.0001 per share (the "Series E Preferred Stock"), for aggregate proceeds of up to $50.0 million, which will be used to fund a portion of the purchase price for the SJM II Acquisition.

RSU Grants

In August 2026, the WhiteHawk Compensation Committee approved the grant of RSUs to certain employees with an aggregate grant date fair value of $6.4 million, which will vest ratably over a four-year period and include DERs.

Note 16—Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued.

Dividends Declared

On August 13, 2025, the Company approved the following cash dividends:

•
Base Dividend of $0.1354 per share and Bonus dividend of $0.0208 per share for all I, A, & T-Shares outstanding as of December 1, 2025, payable on January 15, 2026;
•
Base Dividend of $0.1354 per share and Bonus dividend of $0.0208 per share for all I, A, & T-Shares outstanding as of January 2, 2026, payable on February 13, 2026;
•
Base Dividend of $0.1354 per share and Bonus dividend of $0.0208 per share for all I, A, & T-Shares outstanding as of February 2, 2026, payable on March 13, 2026;

On February 10, 2026, the Company approved the following cash dividends:

•
Base Dividend of $0.1354 per share and Bonus dividend of $0.0208 per share for all I, A, & T-Shares outstanding as of March 2, 2026, payable on April 15, 2026;
•
Base Dividend of $0.1354 per share and Bonus dividend of $0.0208 per share for all I, A, & T-Shares outstanding as of April 1, 2026, payable on May 15, 2026;

Haynesville acquisition

In March 2026, the Company entered into a definitive purchase and sale agreement to acquire natural gas mineral and royalty interests primarily located in the Haynesville Shale in Louisiana and East Texas (“Haynesville Assets”) for approximately $33.0 million. The transaction is expected to close in April 2026.

In March 2026, the Company authorized 37,780 shares of its Series D Preferred Stock (the “Series D Preferred Stock”) at a price of $1,000.00 per share. Through the date the financial statements are available to be issued, the Company has closed on $36.3 million of gross proceeds from the issuance of the Series D Preferred Stock. The Company plans to use the proceeds raised with the Series D Preferred Stock to purchase the Haynesville Assets.